Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Income tax receivable	$ 0	$ 3,274
Cloud computing arrangements implementation costs	624	0
Other current assets	126	34
Other current assets, Total	$ 750	$ 3,308